Statement of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets
Cash and equivalents	$ 90,021		$ 88,411
Investment securities (Note 3)	47,558		43,520
Current receivables (Note 4)	23,237		21,388
Inventories (Note 5)	17,689		17,325
Financing receivables - net (Note 6 and 27)	205,180		222,233
Other GECC receivables	8,690		8,607
Property, plant and equipment - net (Note 7)	66,246		68,642
Investment in GECC	0		0
Goodwill (Note 8)	76,016		76,906
Other intangible assets - net (Note 8)	14,047		14,136
All other assets (Note 9)	55,218		53,984
Deferred income taxes	1,353		(1,430)
Assets of businesses held for sale (Note 2)	6,300		50
Assets of discontinued operations (Note 2)	36,795		42,788
Total assets(a)	648,350	[1]	656,560	[1]
Liabilities and equity
Short-term borrowings (Note 10)	71,525		77,678
Accounts payable, principally trade accounts	15,793		15,859
Progress collections and price adjustments accrued	12,537		13,125
Dividends payable	2,317		2,220
Other GE current liabilities	12,682		13,381
Non-recourse borrowings of consolidated securitization entities (Note 10)	29,938		30,124
Bank deposits (Note 10)	62,839		53,361
Long-term borrowings (Note 10)	200,172		221,141
Investment contracts, insurance liabilities and insurance annuity benefits (Note 11)	27,578		26,544
All other liabilities (Note 13)	70,485		60,285
Liabilities of businesses held for sale (Note 2)	3,375		6
Liabilities of discontinued operations (Note 2)	2,276		6,053
Total liabilities(a)	511,517	[1]	519,777	[1]
GECC preferred stock (50,000 shares outstanding at both year-end 2014 and 2013)	0		0
Common stock (10,057,380,000 and 10,060,881,000 shares outstanding at year-end 2014 and 2013, respectively)	702		702
Accumulated other comprehensive income (loss) - attributable to GE(b)
Investment securities	1,013	[2]	307	[2]
Currency translation adjustments	(2,427)	[2]	126	[2]
Cash flow hedges	(180)	[2]	(257)	[2]
Benefit plans	(16,578)	[2]	(9,296)	[2]
Other capital	32,889		32,494
Retained earnings	155,333		149,051
Treasury Stock, Value	(42,593)		(42,561)
Total GE shareowners' equity	128,159		130,566
Noncontrolling interests(c)	8,674	[3]	6,217	[3]
Total equity (Note 15 and 16)	136,833		136,783
Total liabilities and equity	648,350		656,560
GE
Assets
Cash and equivalents	15,916		13,682
Investment securities (Note 3)	84	[4]	323	[4]
Current receivables (Note 4)	11,513	[4]	10,970	[4]
Inventories (Note 5)	17,639	[4]	17,257	[4]
Financing receivables - net (Note 6 and 27)	0	[4]	0	[4]
Other GECC receivables	0	[4]	0	[4]
Property, plant and equipment - net (Note 7)	17,207	[4]	17,574	[4]
Investment in GECC	82,549	[4]	77,745	[4]
Goodwill (Note 8)	51,527	[4]	51,453	[4]
Other intangible assets - net (Note 8)	12,984	[4]	13,180	[4]
All other assets (Note 9)	24,680	[4]	23,708	[4]
Deferred income taxes	8,772	[4]	5,061	[4]
Assets of businesses held for sale (Note 2)	2,805	[4]	0	[4]
Assets of discontinued operations (Note 2)	10	[4]	9	[4]
Total assets(a)	245,686	[4]	230,962	[4]
Liabilities and equity
Short-term borrowings (Note 10)	3,872		1,841
Accounts payable, principally trade accounts	16,511	[4]	16,353	[4]
Progress collections and price adjustments accrued	12,550	[4]	13,152	[4]
Dividends payable	2,317	[4]	2,220	[4]
Other GE current liabilities	12,681	[4]	13,381	[4]
Non-recourse borrowings of consolidated securitization entities (Note 10)	0		0
Bank deposits (Note 10)	0		0
Long-term borrowings (Note 10)	12,468		11,515
Investment contracts, insurance liabilities and insurance annuity benefits (Note 11)	0	[4]	0	[4]
All other liabilities (Note 13)	54,662	[4]	40,955	[4]
Liabilities of businesses held for sale (Note 2)	1,504	[4]	0	[4]
Liabilities of discontinued operations (Note 2)	137	[4]	143	[4]
Total liabilities(a)	116,702	[4]	99,560	[4]
GECC preferred stock (50,000 shares outstanding at both year-end 2014 and 2013)	0	[4]	0	[4]
Common stock (10,057,380,000 and 10,060,881,000 shares outstanding at year-end 2014 and 2013, respectively)	702	[4]	702	[4]
Accumulated other comprehensive income (loss) - attributable to GE(b)
Investment securities	1,013	[4]	307	[4]
Currency translation adjustments	(2,427)	[4]	126	[4]
Cash flow hedges	(180)	[4]	(257)	[4]
Benefit plans	(16,578)	[4]	(9,296)	[4]
Other capital	32,889	[4]	32,494	[4]
Retained earnings	155,333	[4]	149,051	[4]
Treasury Stock, Value	(42,593)	[4]	(42,561)	[4]
Total GE shareowners' equity	128,159	[4]	130,566	[4]
Noncontrolling interests(c)	825	[4]	836	[4]
Total equity (Note 15 and 16)	128,984	[4]	131,402	[4]
Total liabilities and equity	245,686	[4]	230,962	[4]
GECC
Assets
Cash and equivalents	74,105		74,729
Investment securities (Note 3)	47,478		43,202
Current receivables (Note 4)	0		0
Inventories (Note 5)	50		68
Financing receivables - net (Note 6 and 27)	217,382		233,322
Other GECC receivables	16,278		16,006
Property, plant and equipment - net (Note 7)	49,429		51,422
Investment in GECC	0		0
Goodwill (Note 8)	24,489		25,453
Other intangible assets - net (Note 8)	1,067		962
All other assets (Note 9)	30,868		30,541
Deferred income taxes	(7,419)		(6,491)
Assets of businesses held for sale (Note 2)	3,474		50
Assets of discontinued operations (Note 2)	36,785		42,779
Total assets(a)	493,986		512,043
Liabilities and equity
Short-term borrowings (Note 10)	68,515		77,087
Accounts payable, principally trade accounts	5,632		5,937
Progress collections and price adjustments accrued	0		0
Dividends payable	0		0
Other GE current liabilities	0		0
Non-recourse borrowings of consolidated securitization entities (Note 10)	29,938		30,124
Bank deposits (Note 10)	62,839		53,361
Long-term borrowings (Note 10)	187,749		209,754
Investment contracts, insurance liabilities and insurance annuity benefits (Note 11)	28,027		26,979
All other liabilities (Note 13)	16,315		19,759
Liabilities of businesses held for sale (Note 2)	2,434		6
Liabilities of discontinued operations (Note 2)	2,139		5,910
Total liabilities(a)	403,588		428,917
GECC preferred stock (50,000 shares outstanding at both year-end 2014 and 2013)	0		0
Common stock (10,057,380,000 and 10,060,881,000 shares outstanding at year-end 2014 and 2013, respectively)	0		0
Accumulated other comprehensive income (loss) - attributable to GE(b)
Investment securities	1,010		309
Currency translation adjustments	(838)		(687)
Cash flow hedges	(172)		(293)
Benefit plans	(577)		(363)
Other capital	32,999		32,563
Retained earnings	55,077		51,165
Treasury Stock, Value	0		0
Total GE shareowners' equity	87,499		82,694
Noncontrolling interests(c)	2,899		432
Total equity (Note 15 and 16)	90,398		83,126
Total liabilities and equity	$ 493,986		$ 512,043

[1]

(a) Our consolidated assets at December 31, 2014 included total assets of $50,453 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included net financing receivables of $43,620 million and investment securities of $3,374 million. Our consolidated liabilities at December 31, 2014 included liabilities of certain VIEs for which the VIE creditors do not have recourse to GE. These liabilities included non-recourse borrowings of consolidated securitization entities (CSEs) of $28,664 million. See Note 23.

[2]	(b) The sum of accumulated other comprehensive income (loss) (AOCI) attributable to the Company was $(18,172) million and $(9,120) million at December 31, 2014 and 2013, respectively.
[3]	(c) Included AOCI attributable to noncontrolling interests of $(194) million and $(180) million at December 31, 2014 and 2013, respectively.
[4]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.